Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 3,950	€ 4,767
Defined benefit expenses	206	262
Current year service cost	131	158	€ 140
Interest expense	96	109	134
Remeasurements of the defined benefit obligations:
Past service cost	(21)	(6)	50
Remeasurements of defined benefit plans	134	(224)
Contributions paid	(234)	(163)
Benefits paid	(118)	(128)
Net exchange differences	47	(164)
Other	5	(400)
Ending Balance	3,989	3,950
Commissions and expenses [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	7,572	8,560
Acquisition of subsidiary	0	0
Current year service cost	131	158
Interest expense	213	230
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(28)	30
- Actuarial gains and losses arising from changes in financial assumptions	(102)	29
Past service cost	(21)	(6)
Contributions by plan participants	11	12
Benefits paid	(409)	(523)
Net exchange differences	144	(519)
Other	5	(400)
Ending Balance	7,514	7,572
Commissions and expenses [member] | Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,622	3,793
Interest expense	117	121
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(264)	283
Contributions by employer	245	175
Benefits paid	(291)	(396)
Net exchange differences	96	(355)
Ending Balance	3,525	3,622
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,657	4,453
Defined benefit expenses	192	242
Current year service cost	121	148	127
Interest expense	87	99	123
Remeasurements of the defined benefit obligations:
Past service cost	(16)	(5)	53
Remeasurements of defined benefit plans	157	(233)
Contributions paid	(234)	(163)
Benefits paid	(99)	(108)
Net exchange differences	37	(133)
Other	5	(400)
Ending Balance	3,714	3,657
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	293	314
Defined benefit expenses	13	19
Current year service cost	10	11	13
Interest expense	8	10	11
Remeasurements of the defined benefit obligations:
Past service cost	(5)	(1)	€ (2)
Remeasurements of defined benefit plans	(23)	10
Benefits paid	(19)	(19)
Net exchange differences	11	(31)
Ending Balance	€ 275	€ 293